September 28, 2006

VIA EDGAR

The United States Securities
and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-0506

Subject:          Nationwide VL Separate Account-G
Nationwide Life and Annuity Insurance Company
SEC File No. 333-121878
CIK No. 0001313581

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”) and on behalf of the Nationwide VL Separate Account-G (the “Variable Account”) and Nationwide Life and Annuity Insurance Company, we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the prospectus contained in Post Effective Amendment No. 7 to the Registration Statement for the Company and the Variable Account which became effective September 27, 2006.

Please contact the undersigned at (614) 677-6123 with any questions regarding this filing.

Sincerely,

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

/s/ CRISTYL L. COX
Cristyl L. Cox
Sr. Compliance Analyst